Fair value of financial instruments (Schedule of Fair Value of Financial Assets Measurement) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 6,070	$ 6,327	$ 0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets (liabilities) measured at fair value	46,702	42,663	59,473
Level 1 | Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	24,753	21,289	15,850
Level 1 | Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	3,457	2,882	40,105
Level 1 | Bank Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank Deposits	15,000	15,000
Level 1 | Restricted Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted deposits	3,492	3,492	3,518
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in marketable securities	110,333	110,364
Derivatives	(118)	179	(598)
Financial assets (liabilities) measured at fair value	110,215	110,543	$ (598)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(6,070)	(6,327)
Financial assets (liabilities) measured at fair value	$ (6,070)	$ (6,327)